INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2021	35,006	1	1	1	35,009
Additions	5,171	-	-	-	5,171
Balance, December 31, 2022	40,177	1	1	1	40,180
Additions	25,288	-	-	-	25,288
Balance, December 31, 2023	65,465	1	1	1	65,468

Accumulated Amortization
Balance, December 31, 2021	3,501	-	-	-	3,501
Amortization	6,818	-	-	-	6,818
Balance, December 31, 2022	10,319	-	-	-	10,319
Amortization	8,500	-	-	-	8,500
Balance, December 31, 2023	18,819	-	-	-	18,819

Carrying value
As at December 31, 2022	29,858	1	1	1	29,861
As at December 31, 2023	46,646	1	1	1	46,649